Goodwill - Goodwill (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Roll Forward]
Goodwill, Beginning balance	€ 4,873.9	€ 2,624.6
Goodwill, Acquired During Period		2,115.1
Effect of changes in exchange rates	(332.8)	134.2
Goodwill, Ending balance	€ 4,541.1	€ 4,873.9